Expense Example - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - Fidelity International Small Cap Opportunities Fund - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 122
3 years	381
5 years	660
10 years	$ 1,455